Debt Bond - Schedule of Debt Bond (Details) - EUR (€)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Debt Bond [Abstract]
Debt bond	€ 2,187,381	€ 2,314,057
less: current portion	(253,352)	(253,352)
Total debt bond	€ 1,934,029	€ 2,060,705